INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Disclosure of inventories

	At December 31,
	2019	2018
	(€ thousand)
Raw materials	85,155	74,053
Semi-finished goods	91,119	84,576
Finished goods	243,777	232,435
Total inventories	420,051	391,064

Disclosure of slow moving and obsolete inventory
Changes in the provision for slow moving and obsolete inventories were as follows:

	2019	2018
	(€ thousand)
At January 1,	73,426	66,989
Provision	14,512	11,062
Use and other changes	(4,265)	(4,625)
At December 31,	83,673	73,426